Unique LoanID	TPMT_2019_1_GROUP	Final Current Event Level	Current Exceptions	Collection Comments
110002	3	3	[3] Legal action - ownership rights are endangered
It appears the loan will perform. The loan is next due for 05/xx/2014; last payment was received on 04/xx/2014. Reason for default is loss of income. The Servicer granted the borrower a non-HAMP loan modification on 04/XX/2013; the borrower's payment history reflects the loan went back into delinquency on 12/XX/2013. The borrower was able to bring their account current without loss mitigation assistance on 03/XX/2014. The loan's prior Servicer granted the borrower a loan modification on 04/XX/2010. The subject loan was referred to the foreclosure attorney on 08/XX/2012; the subject loan was reinstated and foreclosure proceedings were closed and billed on 12/XX/2012. Collection commentary dated 04/XX/2014 reflects subject property's HOA is attempting to sell the property in a foreclosure sale due to delinquent HOA fees, in the amount of $10,000; as of the review date, the status of the HOA foreclosure is unknown. Skip tracing efforts had been performed.